Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Intangible assets and goodwill	€ 155,790	€ 156,731
Property and equipment	54,514	55,901
Right-of-use assets	154,127	201,131
Deferred tax assets	23,222	1,683
Non-current financial assets	125,000
Other non-current assets	18,739	11,878
Total non-current assets	531,392	427,323
Current assets
Inventories	990,273	1,019,539
Trade and other receivables	41,655	96,676
Other assets	196,214	134,766
Cash and cash equivalents	317,702	603,593
Total current assets	1,545,844	1,854,574
Total assets	2,077,236	2,281,897
Shareholders' equity and liabilities
Subscribed capital	2	2
Capital reserve	926,852	912,039
Retained earnings	289,511	457,192
Accumulated other comprehensive income (losses)	4,590	(4,469)
Total shareholders' equity	1,220,955	1,364,764
Non-current liabilities
Provisions	4,454	4,484
Lease liabilities	145,741	176,718
Deferred income tax liabilities	2,381	11
Other non-current liabilities	947	364
Total non-current liabilities	153,523	181,578
Current liabilities
Liabilities to banks		10,000
Tax liabilities	12,457	2,764
Lease liabilities	33,315	32,085
Contract liabilities	53,968	49,343
Trade and other payables	239,491	285,722
Other current liabilities	348,932	346,835
Current provisions	14,594	8,807
Total current liabilities	702,758	735,555
Total liabilities	856,281	917,133
Total shareholders' equity and liabilities	€ 2,077,236	€ 2,281,897